Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operating activities:
Net income (loss)	$ (420,544)	$ 15,552,100
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of prepaid expense	509,158	175,791
Change in fair value of warrant liabilities	266,667	(17,863,972)
Change in fair value of Forward Purchase Agreements	498,501	416,901
Interest earned on investments held in Trust Account	3,898,569	603,786
Changes in operating assets and liabilities:
Prepaid expenses	(661,433)	73,791
Accounts payable	254,027	265,849
Accrued expenses	(584,468)	108,315
Income taxes payable	1,178,139	702,114
Net cash used in operating activities	(2,858,522)	(1,172,897)
Cash flows from investing activities:
Trust account withdrawal for redemption of Class A Shares	387,606,836
Trust account withdrawal for payment of taxes	1,693,522
Net cash provided by investing activities	389,300,358
Cash flows from financing activities:
Proceeds from working capital loan-related party	1,190,000	1,500,000
Redemption of Class A Shares	(387,606,836)
Net cash provided by (used in) financing activities	(386,416,836)	1,500,000
Net change in cash	25,000	327,103
Cash at beginning of the period	107,773	149,845
Cash at end of the period	132,773	$ 476,948
Cash paid for taxes	$ 1,693,522